RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2023
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHER
ACCOUNTING POLICY
We define restructuring costs as employee costs associated with the targeted restructuring of our employee base, or other costs associated with significant changes in either the scope of business activities or the manner in which business is conducted. Acquisition and integration costs are directly attributable to investigating or completing an acquisition or to integrating an acquired business. Other costs are costs that, in management's judgment about their nature, should be segregated from ongoing operating expenses.

JUDGMENTS
We make significant judgments in determining the appropriate classification of costs to be included in "restructuring, acquisition and other".
RESTRUCTURING, ACQUISITION AND OTHER COSTS

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Restructuring and other		365	118
Shaw Transaction-related costs	3	320	192

Total restructuring, acquisition and other		685	310

The Shaw Transaction-related costs in 2022 and 2023 consisted of incremental costs supporting acquisition and integration activities related to the Shaw Transaction. This includes significant costs in the second quarter of 2023 relating to closing-related fees, the Shaw Transaction-related employee retention program, and the cost of the tangible benefits package related to the broadcasting portion of the Shaw Transaction.

The restructuring and other costs in 2022 and 2023 were primarily severance and other departure-related costs associated with the targeted restructuring of our employee base, which in 2023, also included costs associated with a voluntary departure program. These costs also included costs related to real estate rationalization programs.